Shareholders' equity - PSU Plan Transactions (Details) - Performance share units	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Balance, January 1 (in units)	1,206,617	1,377,408
Granted (in units)	613,929	873,123
Exercised (in units)	(358,585)	(675,729)
Forfeited (in units)	(297,866)	(368,185)
Balance, December 31 (in units)	1,164,095	1,206,617